Lease liabilities- Disclosure of detailed information about movement in lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Balance, beginning of year	$ 203	$ 314
Leases assumed in Acquisition	19,176	0
Leases entered into during the year	27,816	0
Lease payments	(13,400)	(127)
Interest expense	5,077	16
Total lease liabilities, end of period	38,872	203
Less: current portion of lease liabilities	(15,937)	(125)
Total non-current portion of lease liabilities	$ 22,935	$ 78